UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06569
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Ivy Funds
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(Exact name of registrant as specified in charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
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(Address of principal executive offices) (Zip code)

David F. Connor
100 Independence, 610 Market Street
Philadelphia, PA 19106-2354
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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period	June 30, 2021

Explanatory Note:

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR for the period ended June 30, 2021, filed with the U.S. Securities and Exchange Commission on September 3, 2021 (SEC Accession No. 0001193125-21-265166) (the “Report”) to amend Item 19(a)(4): “Change in Registrant’s Independent Public Accountant.”  The purpose of this Amendment is to add the change in auditor letter as an exhibit to the Report for each series of the Registrant included in the Report.

The remainder of the responses of the Registrant’s Form N-CSR originally filed on September 3, 2021, are incorporated herein by reference. This Amendment should be read in conjunction with the Report. Except for the portion of Item 19(a)(4) noted above, this Amendment does not amend or update the Report in any way nor does it reflect events occurring after the filing of the Report.

ITEM 19. EXHIBITS

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable for this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	Change in auditor letter is attached hereto as Exhibit 99.CHANGE IN AUDITOR.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS
(Registrant)

By	/s/ David F. Connor
David F. Connor, Secretary

Date:	October 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shawn K. Lytle
Shawn K. Lytle, President and Principal Executive Officer

Date:	October 9, 2024

By	/s/ Richard Salus
Richard Salus, Senior Vice President and Principal Financial Officer

Date:	October 9, 2024

Exhibit 99.CERT

CERTIFICATION

I, Shawn K. Lytle, certify that:

1. I have reviewed this report on Form N-CSR of Ivy Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

 (a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

 (b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

 (c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

 (d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
 (a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

 (b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 9, 2024

/s/Shawn K. Lytle

By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

CERTIFICATION

I, Richard Salus, certify that:

1. I have reviewed this report on Form N-CSR of Ivy Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

 (a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

 (b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

 (c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

 (d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
 (a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

 (b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 9, 2024

/s/ Richard Salus
By:	Richard Salus
Title:	Chief Financial Officer

Exhibit 99.Change in Auditor

At a meeting held on January 12, 2021, the Funds’ Board of Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”), contingent on PwC finalizing their independence assessment, to serve as the independent registered public accounting firm for the Trust for the fiscal year ending June 30, 2021. PwC affirmed their independence as an independent registered public accounting firm on February 18, 2021. During the fiscal years ended June 30, 2020 and December 31, 2020, Deloitte & Touche LLP’s (“Deloitte”) audit report on the financial statements of each Fund in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and Deloitte on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Fund’s financial statements.

The Funds have requested that Deloitte furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an Exhibit to this amended Form N-CSR.

Deloitte.

Deloitte & Touche LLP
Suite 3300
1100 Walnut Street
Kansas City, MO 64106-2129
USA

Tel: +1 816 474 6180
www.deloitte.com

January 20, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7561

Dear Sirs/Madams:

We have read Note 13 to the financial statements of Ivy Funds (the "Funds") for the year ended June 30, 2021, contained in the Funds' Form N-CSR, and we agree with the statements made therein.

Yours truly,

Deloitte & Touche LLP

Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

In connection with the attached report of the registrant on Form N-CSR to be filed with the Securities and Exchange Commission (the “Report”), each of the undersigned officers of the registrant does hereby certify, to the best of such officer’s knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly represents, in all material respects, the financial condition and results of operations of the registrant as of, and for, the periods presented in the Report.

Date: October 9, 2024

/s/ Shawn K. Lytle
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

/s/ Richard Salus
By:	Richard Salus
Title:	Chief Financial Officer

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act, or other document authenticating, acknowledging, or otherwise adopting the signatures that appear in typed form within the electronic version of this written statement required by Section 906, has been provided to the registrant and will be retained by the registrant and furnished to the SEC or its staff upon request.